Shareholder Report	6 Months Ended
May 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
Entity Central Index Key	0000872825
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000018021 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Investor Class
Trading Symbol	TWMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$67	1.28%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.28%
Net Assets	$ 1,950,750,990
Holdings Count | holding	86
Advisory Fees Paid, Amount	$ 6,874,889
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27.0%
Short-Term Investments	1.3%	India	17.7%
Other Assets and Liabilities	(0.8)%	Taiwan	16.7%
		South Korea	11.5%
		Brazil	6.3%

C000018023 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	I Class
Trading Symbol	AMKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$57	1.08%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%
Net Assets	$ 1,950,750,990
Holdings Count | holding	86
Advisory Fees Paid, Amount	$ 6,874,889
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27.0%
Short-Term Investments	1.3%	India	17.7%
Other Assets and Liabilities	(0.8)%	Taiwan	16.7%
		South Korea	11.5%
		Brazil	6.3%

C000189777 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Y Class
Trading Symbol	AEYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$49	0.93%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%
Net Assets	$ 1,950,750,990
Holdings Count | holding	86
Advisory Fees Paid, Amount	$ 6,874,889
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27.0%
Short-Term Investments	1.3%	India	17.7%
Other Assets and Liabilities	(0.8)%	Taiwan	16.7%
		South Korea	11.5%
		Brazil	6.3%

C000018022 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	A Class
Trading Symbol	AEMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$80	1.53%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.53%
Net Assets	$ 1,950,750,990
Holdings Count | holding	86
Advisory Fees Paid, Amount	$ 6,874,889
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27.0%
Short-Term Investments	1.3%	India	17.7%
Other Assets and Liabilities	(0.8)%	Taiwan	16.7%
		South Korea	11.5%
		Brazil	6.3%

C000018024 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	C Class
Trading Symbol	ACECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$119	2.28%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.28%
Net Assets	$ 1,950,750,990
Holdings Count | holding	86
Advisory Fees Paid, Amount	$ 6,874,889
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27.0%
Short-Term Investments	1.3%	India	17.7%
Other Assets and Liabilities	(0.8)%	Taiwan	16.7%
		South Korea	11.5%
		Brazil	6.3%

C000055528 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	R Class
Trading Symbol	AEMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$93	1.78%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.78%
Net Assets	$ 1,950,750,990
Holdings Count | holding	86
Advisory Fees Paid, Amount	$ 6,874,889
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27.0%
Short-Term Investments	1.3%	India	17.7%
Other Assets and Liabilities	(0.8)%	Taiwan	16.7%
		South Korea	11.5%
		Brazil	6.3%

C000189779 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	R5 Class
Trading Symbol	AEGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$57	1.08%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%
Net Assets	$ 1,950,750,990
Holdings Count | holding	86
Advisory Fees Paid, Amount	$ 6,874,889
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27.0%
Short-Term Investments	1.3%	India	17.7%
Other Assets and Liabilities	(0.8)%	Taiwan	16.7%
		South Korea	11.5%
		Brazil	6.3%

C000131622 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	R6 Class
Trading Symbol	AEDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$49	0.93%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%
Net Assets	$ 1,950,750,990
Holdings Count | holding	86
Advisory Fees Paid, Amount	$ 6,874,889
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27.0%
Short-Term Investments	1.3%	India	17.7%
Other Assets and Liabilities	(0.8)%	Taiwan	16.7%
		South Korea	11.5%
		Brazil	6.3%

C000236495 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	G Class
Trading Symbol	ACADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 1,950,750,990
Holdings Count | holding	86
Advisory Fees Paid, Amount	$ 6,874,889
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	China	27.0%
Short-Term Investments	1.3%	India	17.7%
Other Assets and Liabilities	(0.8)%	Taiwan	16.7%
		South Korea	11.5%
		Brazil	6.3%

C000167122 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Small Cap Fund
Class Name	Investor Class
Trading Symbol	AECVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$73	1.39%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.39%
Net Assets	$ 20,163,724
Holdings Count | holding	103
Advisory Fees Paid, Amount	$ 108,290
Investment Company, Portfolio Turnover	30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	India	26.6%
Exchange-Traded Funds	0.8%	Taiwan	17.2%
Short-Term Investments	2.1%	South Korea	11.0%
Other Assets and Liabilities	(1.8)%	China	8.5%
		Brazil	7.2%

C000167123 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Small Cap Fund
Class Name	I Class
Trading Symbol	AECSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$62	1.19%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%
Net Assets	$ 20,163,724
Holdings Count | holding	103
Advisory Fees Paid, Amount	$ 108,290
Investment Company, Portfolio Turnover	30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	India	26.6%
Exchange-Traded Funds	0.8%	Taiwan	17.2%
Short-Term Investments	2.1%	South Korea	11.0%
Other Assets and Liabilities	(1.8)%	China	8.5%
		Brazil	7.2%

C000167124 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Small Cap Fund
Class Name	A Class
Trading Symbol	AECLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$86	1.64%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.64%
Net Assets	$ 20,163,724
Holdings Count | holding	103
Advisory Fees Paid, Amount	$ 108,290
Investment Company, Portfolio Turnover	30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	India	26.6%
Exchange-Traded Funds	0.8%	Taiwan	17.2%
Short-Term Investments	2.1%	South Korea	11.0%
Other Assets and Liabilities	(1.8)%	China	8.5%
		Brazil	7.2%

C000167119 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Small Cap Fund
Class Name	C Class
Trading Symbol	AECHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$124	2.39%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.39%
Net Assets	$ 20,163,724
Holdings Count | holding	103
Advisory Fees Paid, Amount	$ 108,290
Investment Company, Portfolio Turnover	30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	India	26.6%
Exchange-Traded Funds	0.8%	Taiwan	17.2%
Short-Term Investments	2.1%	South Korea	11.0%
Other Assets and Liabilities	(1.8)%	China	8.5%
		Brazil	7.2%

C000167120 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Small Cap Fund
Class Name	R Class
Trading Symbol	AECMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$98	1.89%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.89%
Net Assets	$ 20,163,724
Holdings Count | holding	103
Advisory Fees Paid, Amount	$ 108,290
Investment Company, Portfolio Turnover	30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	India	26.6%
Exchange-Traded Funds	0.8%	Taiwan	17.2%
Short-Term Investments	2.1%	South Korea	11.0%
Other Assets and Liabilities	(1.8)%	China	8.5%
		Brazil	7.2%

C000167121 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Small Cap Fund
Class Name	R6 Class
Trading Symbol	AECTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Small Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$54	1.04%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
Net Assets	$ 20,163,724
Holdings Count | holding	103
Advisory Fees Paid, Amount	$ 108,290
Investment Company, Portfolio Turnover	30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	India	26.6%
Exchange-Traded Funds	0.8%	Taiwan	17.2%
Short-Term Investments	2.1%	South Korea	11.0%
Other Assets and Liabilities	(1.8)%	China	8.5%
		Brazil	7.2%

C000018025 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	Investor Class
Trading Symbol	TWGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	1.08%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.08%
Net Assets	$ 622,292,285
Holdings Count | holding	35
Advisory Fees Paid, Amount	$ 3,048,723
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United States	69.3%
Short-Term Investments	2.2%	United Kingdom	6.1%
Other Assets and Liabilities	(0.9)%	Denmark	3.6%
		Netherlands	3.3%
		Japan	2.8%

C000018027 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	I Class
Trading Symbol	AGGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$47	0.88%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
Net Assets	$ 622,292,285
Holdings Count | holding	35
Advisory Fees Paid, Amount	$ 3,048,723
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United States	69.3%
Short-Term Investments	2.2%	United Kingdom	6.1%
Other Assets and Liabilities	(0.9)%	Denmark	3.6%
		Netherlands	3.3%
		Japan	2.8%

C000189780 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	Y Class
Trading Symbol	AGYGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$39	0.73%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%
Net Assets	$ 622,292,285
Holdings Count | holding	35
Advisory Fees Paid, Amount	$ 3,048,723
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United States	69.3%
Short-Term Investments	2.2%	United Kingdom	6.1%
Other Assets and Liabilities	(0.9)%	Denmark	3.6%
		Netherlands	3.3%
		Japan	2.8%

C000018026 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	A Class
Trading Symbol	AGGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$71	1.33%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.33%
Net Assets	$ 622,292,285
Holdings Count | holding	35
Advisory Fees Paid, Amount	$ 3,048,723
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United States	69.3%
Short-Term Investments	2.2%	United Kingdom	6.1%
Other Assets and Liabilities	(0.9)%	Denmark	3.6%
		Netherlands	3.3%
		Japan	2.8%

C000018030 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	C Class
Trading Symbol	AGLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$111	2.08%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.08%
Net Assets	$ 622,292,285
Holdings Count | holding	35
Advisory Fees Paid, Amount	$ 3,048,723
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United States	69.3%
Short-Term Investments	2.2%	United Kingdom	6.1%
Other Assets and Liabilities	(0.9)%	Denmark	3.6%
		Netherlands	3.3%
		Japan	2.8%

C000018031 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	R Class
Trading Symbol	AGORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$84	1.58%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.58%
Net Assets	$ 622,292,285
Holdings Count | holding	35
Advisory Fees Paid, Amount	$ 3,048,723
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United States	69.3%
Short-Term Investments	2.2%	United Kingdom	6.1%
Other Assets and Liabilities	(0.9)%	Denmark	3.6%
		Netherlands	3.3%
		Japan	2.8%

C000189781 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	R5 Class
Trading Symbol	AGFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$47	0.88%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
Net Assets	$ 622,292,285
Holdings Count | holding	35
Advisory Fees Paid, Amount	$ 3,048,723
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United States	69.3%
Short-Term Investments	2.2%	United Kingdom	6.1%
Other Assets and Liabilities	(0.9)%	Denmark	3.6%
		Netherlands	3.3%
		Japan	2.8%

C000131623 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	R6 Class
Trading Symbol	AGGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$39	0.73%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%
Net Assets	$ 622,292,285
Holdings Count | holding	35
Advisory Fees Paid, Amount	$ 3,048,723
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United States	69.3%
Short-Term Investments	2.2%	United Kingdom	6.1%
Other Assets and Liabilities	(0.9)%	Denmark	3.6%
		Netherlands	3.3%
		Japan	2.8%

C000167113 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	Investor Class
Trading Symbol	AFCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused International Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$57	1.09%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.09%
Net Assets	$ 93,906,487
Holdings Count | holding	47
Advisory Fees Paid, Amount	$ 241,323
Investment Company, Portfolio Turnover	47.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.2%	United Kingdom	15.2%
Short-Term Investments	1.3%	Japan	14.2%
Other Assets and Liabilities	(0.5)%	Netherlands	11.4%
		France	11.0%
		Switzerland	6.6%

C000167114 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	I Class
Trading Symbol	AFCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused International Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$47	0.89%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
Net Assets	$ 93,906,487
Holdings Count | holding	47
Advisory Fees Paid, Amount	$ 241,323
Investment Company, Portfolio Turnover	47.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.2%	United Kingdom	15.2%
Short-Term Investments	1.3%	Japan	14.2%
Other Assets and Liabilities	(0.5)%	Netherlands	11.4%
		France	11.0%
		Switzerland	6.6%

C000167115 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	A Class
Trading Symbol	AFCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused International Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$70	1.34%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.34%
Net Assets	$ 93,906,487
Holdings Count | holding	47
Advisory Fees Paid, Amount	$ 241,323
Investment Company, Portfolio Turnover	47.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.2%	United Kingdom	15.2%
Short-Term Investments	1.3%	Japan	14.2%
Other Assets and Liabilities	(0.5)%	Netherlands	11.4%
		France	11.0%
		Switzerland	6.6%

C000167116 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	C Class
Trading Symbol	AFCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused International Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$110	2.09%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.09%
Net Assets	$ 93,906,487
Holdings Count | holding	47
Advisory Fees Paid, Amount	$ 241,323
Investment Company, Portfolio Turnover	47.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.2%	United Kingdom	15.2%
Short-Term Investments	1.3%	Japan	14.2%
Other Assets and Liabilities	(0.5)%	Netherlands	11.4%
		France	11.0%
		Switzerland	6.6%

C000167117 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	R Class
Trading Symbol	AFCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused International Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$84	1.59%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.59%
Net Assets	$ 93,906,487
Holdings Count | holding	47
Advisory Fees Paid, Amount	$ 241,323
Investment Company, Portfolio Turnover	47.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.2%	United Kingdom	15.2%
Short-Term Investments	1.3%	Japan	14.2%
Other Assets and Liabilities	(0.5)%	Netherlands	11.4%
		France	11.0%
		Switzerland	6.6%

C000167118 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	R6 Class
Trading Symbol	AFCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused International Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 93,906,487
Holdings Count | holding	47
Advisory Fees Paid, Amount	$ 241,323
Investment Company, Portfolio Turnover	47.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.2%	United Kingdom	15.2%
Short-Term Investments	1.3%	Japan	14.2%
Other Assets and Liabilities	(0.5)%	Netherlands	11.4%
		France	11.0%
		Switzerland	6.6%

C000212502 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	G Class
Trading Symbol	AFCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused International Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 93,906,487
Holdings Count | holding	47
Advisory Fees Paid, Amount	$ 241,323
Investment Company, Portfolio Turnover	47.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.2%	United Kingdom	15.2%
Short-Term Investments	1.3%	Japan	14.2%
Other Assets and Liabilities	(0.5)%	Netherlands	11.4%
		France	11.0%
		Switzerland	6.6%

C000167125 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	Investor Class
Trading Symbol	AGCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Small Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$60	1.11%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.11%
Net Assets	$ 82,757,966
Holdings Count | holding	136
Advisory Fees Paid, Amount	$ 400,566
Investment Company, Portfolio Turnover	58.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.2%	United States	54.0%
Exchange-Traded Funds	1.5%	Japan	7.8%
Short-Term Investments	1.7%	Canada	7.3%
Other Assets and Liabilities	(1.4)%	United Kingdom	4.5%
		India	3.6%

C000167126 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	I Class
Trading Symbol	AGCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Small Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$49	0.91%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%
Net Assets	$ 82,757,966
Holdings Count | holding	136
Advisory Fees Paid, Amount	$ 400,566
Investment Company, Portfolio Turnover	58.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.2%	United States	54.0%
Exchange-Traded Funds	1.5%	Japan	7.8%
Short-Term Investments	1.7%	Canada	7.3%
Other Assets and Liabilities	(1.4)%	United Kingdom	4.5%
		India	3.6%

C000167127 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	A Class
Trading Symbol	AGCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Small Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$73	1.36%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.36%
Net Assets	$ 82,757,966
Holdings Count | holding	136
Advisory Fees Paid, Amount	$ 400,566
Investment Company, Portfolio Turnover	58.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.2%	United States	54.0%
Exchange-Traded Funds	1.5%	Japan	7.8%
Short-Term Investments	1.7%	Canada	7.3%
Other Assets and Liabilities	(1.4)%	United Kingdom	4.5%
		India	3.6%

C000167128 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	C Class
Trading Symbol	AGCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Small Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$113	2.11%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.11%
Net Assets	$ 82,757,966
Holdings Count | holding	136
Advisory Fees Paid, Amount	$ 400,566
Investment Company, Portfolio Turnover	58.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.2%	United States	54.0%
Exchange-Traded Funds	1.5%	Japan	7.8%
Short-Term Investments	1.7%	Canada	7.3%
Other Assets and Liabilities	(1.4)%	United Kingdom	4.5%
		India	3.6%

C000167129 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	R Class
Trading Symbol	AGCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Small Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$86	1.61%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.61%
Net Assets	$ 82,757,966
Holdings Count | holding	136
Advisory Fees Paid, Amount	$ 400,566
Investment Company, Portfolio Turnover	58.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.2%	United States	54.0%
Exchange-Traded Funds	1.5%	Japan	7.8%
Short-Term Investments	1.7%	Canada	7.3%
Other Assets and Liabilities	(1.4)%	United Kingdom	4.5%
		India	3.6%

C000167130 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	R6 Class
Trading Symbol	AGCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Small Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$41	0.76%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%
Net Assets	$ 82,757,966
Holdings Count | holding	136
Advisory Fees Paid, Amount	$ 400,566
Investment Company, Portfolio Turnover	58.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.2%	United States	54.0%
Exchange-Traded Funds	1.5%	Japan	7.8%
Short-Term Investments	1.7%	Canada	7.3%
Other Assets and Liabilities	(1.4)%	United Kingdom	4.5%
		India	3.6%

C000018035 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	Investor Class
Trading Symbol	TWIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$66	1.25%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
Net Assets	$ 2,928,263,267
Holdings Count | holding	93
Advisory Fees Paid, Amount	$ 7,806,415
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United Kingdom	18.4%
Short-Term Investments	1.7%	Japan	16.9%
Other Assets and Liabilities	(1.0)%	France	16.5%
		Netherlands	8.4%
		Switzerland	7.2%

C000018037 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	I Class
Trading Symbol	TGRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
Net Assets	$ 2,928,263,267
Holdings Count | holding	93
Advisory Fees Paid, Amount	$ 7,806,415
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United Kingdom	18.4%
Short-Term Investments	1.7%	Japan	16.9%
Other Assets and Liabilities	(1.0)%	France	16.5%
		Netherlands	8.4%
		Switzerland	7.2%

C000189783 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	Y Class
Trading Symbol	ATYGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Net Assets	$ 2,928,263,267
Holdings Count | holding	93
Advisory Fees Paid, Amount	$ 7,806,415
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United Kingdom	18.4%
Short-Term Investments	1.7%	Japan	16.9%
Other Assets and Liabilities	(1.0)%	France	16.5%
		Netherlands	8.4%
		Switzerland	7.2%

C000018036 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	A Class
Trading Symbol	TWGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$79	1.50%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.50%
Net Assets	$ 2,928,263,267
Holdings Count | holding	93
Advisory Fees Paid, Amount	$ 7,806,415
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United Kingdom	18.4%
Short-Term Investments	1.7%	Japan	16.9%
Other Assets and Liabilities	(1.0)%	France	16.5%
		Netherlands	8.4%
		Switzerland	7.2%

C000018040 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	C Class
Trading Symbol	AIWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$118	2.25%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.25%
Net Assets	$ 2,928,263,267
Holdings Count | holding	93
Advisory Fees Paid, Amount	$ 7,806,415
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United Kingdom	18.4%
Short-Term Investments	1.7%	Japan	16.9%
Other Assets and Liabilities	(1.0)%	France	16.5%
		Netherlands	8.4%
		Switzerland	7.2%

C000018041 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	R Class
Trading Symbol	ATGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$92	1.75%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.75%
Net Assets	$ 2,928,263,267
Holdings Count | holding	93
Advisory Fees Paid, Amount	$ 7,806,415
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United Kingdom	18.4%
Short-Term Investments	1.7%	Japan	16.9%
Other Assets and Liabilities	(1.0)%	France	16.5%
		Netherlands	8.4%
		Switzerland	7.2%

C000189784 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	R5 Class
Trading Symbol	ATGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
Net Assets	$ 2,928,263,267
Holdings Count | holding	93
Advisory Fees Paid, Amount	$ 7,806,415
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United Kingdom	18.4%
Short-Term Investments	1.7%	Japan	16.9%
Other Assets and Liabilities	(1.0)%	France	16.5%
		Netherlands	8.4%
		Switzerland	7.2%

C000131624 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	R6 Class
Trading Symbol	ATGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Net Assets	$ 2,928,263,267
Holdings Count | holding	93
Advisory Fees Paid, Amount	$ 7,806,415
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United Kingdom	18.4%
Short-Term Investments	1.7%	Japan	16.9%
Other Assets and Liabilities	(1.0)%	France	16.5%
		Netherlands	8.4%
		Switzerland	7.2%

C000236496 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	G Class
Trading Symbol	ACAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 2,928,263,267
Holdings Count | holding	93
Advisory Fees Paid, Amount	$ 7,806,415
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	United Kingdom	18.4%
Short-Term Investments	1.7%	Japan	16.9%
Other Assets and Liabilities	(1.0)%	France	16.5%
		Netherlands	8.4%
		Switzerland	7.2%

C000018042 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	Investor Class
Trading Symbol	AIOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Opportunities Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	1.56%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.56%
Net Assets	$ 442,882,044
Holdings Count | holding	135
Advisory Fees Paid, Amount	$ 3,335,804
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.2%	Japan	16.5%
Exchange-Traded Funds	0.0%	Canada	9.0%
Short-Term Investments	1.4%	India	8.3%
Other Assets and Liabilities	(1.6)%	United Kingdom	8.3%
		Taiwan	7.6%

C000018043 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	I Class
Trading Symbol	ACIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Opportunities Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$72	1.36%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.36%
Net Assets	$ 442,882,044
Holdings Count | holding	135
Advisory Fees Paid, Amount	$ 3,335,804
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.2%	Japan	16.5%
Exchange-Traded Funds	0.0%	Canada	9.0%
Short-Term Investments	1.4%	India	8.3%
Other Assets and Liabilities	(1.6)%	United Kingdom	8.3%
		Taiwan	7.6%

C000088079 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	A Class
Trading Symbol	AIVOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Opportunities Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$95	1.81%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.81%
Net Assets	$ 442,882,044
Holdings Count | holding	135
Advisory Fees Paid, Amount	$ 3,335,804
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.2%	Japan	16.5%
Exchange-Traded Funds	0.0%	Canada	9.0%
Short-Term Investments	1.4%	India	8.3%
Other Assets and Liabilities	(1.6)%	United Kingdom	8.3%
		Taiwan	7.6%

C000088080 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	C Class
Trading Symbol	AIOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Opportunities Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$134	2.56%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	2.56%
Net Assets	$ 442,882,044
Holdings Count | holding	135
Advisory Fees Paid, Amount	$ 3,335,804
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.2%	Japan	16.5%
Exchange-Traded Funds	0.0%	Canada	9.0%
Short-Term Investments	1.4%	India	8.3%
Other Assets and Liabilities	(1.6)%	United Kingdom	8.3%
		Taiwan	7.6%

C000088081 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	R Class
Trading Symbol	AIORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Opportunities Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$108	2.06%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.06%
Net Assets	$ 442,882,044
Holdings Count | holding	135
Advisory Fees Paid, Amount	$ 3,335,804
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.2%	Japan	16.5%
Exchange-Traded Funds	0.0%	Canada	9.0%
Short-Term Investments	1.4%	India	8.3%
Other Assets and Liabilities	(1.6)%	United Kingdom	8.3%
		Taiwan	7.6%

C000152811 [Member]
Shareholder Report [Line Items]
Fund Name	International Small-Mid Cap Fund
Class Name	Investor Class
Trading Symbol	ANTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Small-Mid Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	1.44%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.44%
Net Assets	$ 564,397,983
Holdings Count | holding	118
Advisory Fees Paid, Amount	$ 638,567
Investment Company, Portfolio Turnover	55.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	26.4%
Exchange-Traded Funds	0.0%	United Kingdom	13.0%
Short-Term Investments	0.5%	Australia	9.9%
Other Assets and Liabilities	0.4%	Canada	6.9%
		Spain	5.8%

C000152812 [Member]
Shareholder Report [Line Items]
Fund Name	International Small-Mid Cap Fund
Class Name	G Class
Trading Symbol	ANTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Small-Mid Cap Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 564,397,983
Holdings Count | holding	118
Advisory Fees Paid, Amount	$ 638,567
Investment Company, Portfolio Turnover	55.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	26.4%
Exchange-Traded Funds	0.0%	United Kingdom	13.0%
Short-Term Investments	0.5%	Australia	9.9%
Other Assets and Liabilities	0.4%	Canada	6.9%
		Spain	5.8%

C000018052 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	Investor Class
Trading Symbol	ACEVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$60	1.11%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.11%
Net Assets	$ 1,555,231,363
Holdings Count | holding	169
Advisory Fees Paid, Amount	$ 1,326,950
Investment Company, Portfolio Turnover	34.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	24.0%
Short-Term Investments	4.1%	United Kingdom	18.4%
Other Assets and Liabilities	(3.0)%	France	11.9%
		Germany	7.3%
		Italy	6.4%

C000018053 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	I Class
Trading Symbol	ACVUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$49	0.91%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%
Net Assets	$ 1,555,231,363
Holdings Count | holding	169
Advisory Fees Paid, Amount	$ 1,326,950
Investment Company, Portfolio Turnover	34.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	24.0%
Short-Term Investments	4.1%	United Kingdom	18.4%
Other Assets and Liabilities	(3.0)%	France	11.9%
		Germany	7.3%
		Italy	6.4%

C000018054 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	A Class
Trading Symbol	MEQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$73	1.36%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.36%
Net Assets	$ 1,555,231,363
Holdings Count | holding	169
Advisory Fees Paid, Amount	$ 1,326,950
Investment Company, Portfolio Turnover	34.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	24.0%
Short-Term Investments	4.1%	United Kingdom	18.4%
Other Assets and Liabilities	(3.0)%	France	11.9%
		Germany	7.3%
		Italy	6.4%

C000018056 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	C Class
Trading Symbol	ACCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$113	2.11%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.11%
Net Assets	$ 1,555,231,363
Holdings Count | holding	169
Advisory Fees Paid, Amount	$ 1,326,950
Investment Company, Portfolio Turnover	34.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	24.0%
Short-Term Investments	4.1%	United Kingdom	18.4%
Other Assets and Liabilities	(3.0)%	France	11.9%
		Germany	7.3%
		Italy	6.4%

C000018057 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	R Class
Trading Symbol	ACVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$86	1.61%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.61%
Net Assets	$ 1,555,231,363
Holdings Count | holding	169
Advisory Fees Paid, Amount	$ 1,326,950
Investment Company, Portfolio Turnover	34.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	24.0%
Short-Term Investments	4.1%	United Kingdom	18.4%
Other Assets and Liabilities	(3.0)%	France	11.9%
		Germany	7.3%
		Italy	6.4%

C000131625 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	R6 Class
Trading Symbol	ACVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$41	0.76%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%
Net Assets	$ 1,555,231,363
Holdings Count | holding	169
Advisory Fees Paid, Amount	$ 1,326,950
Investment Company, Portfolio Turnover	34.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	24.0%
Short-Term Investments	4.1%	United Kingdom	18.4%
Other Assets and Liabilities	(3.0)%	France	11.9%
		Germany	7.3%
		Italy	6.4%

C000236497 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	G Class
Trading Symbol	ACAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 1,555,231,363
Holdings Count | holding	169
Advisory Fees Paid, Amount	$ 1,326,950
Investment Company, Portfolio Turnover	34.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	24.0%
Short-Term Investments	4.1%	United Kingdom	18.4%
Other Assets and Liabilities	(3.0)%	France	11.9%
		Germany	7.3%
		Italy	6.4%

C000205778 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	Investor Class
Trading Symbol	ANTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	1.19%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.19%
Net Assets	$ 608,015,814
Holdings Count | holding	53
Advisory Fees Paid, Amount	$ 620,847
Investment Company, Portfolio Turnover	30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United Kingdom	28.7%
Short-Term Investments	0.6%	France	16.8%
Other Assets and Liabilities	0.7%	South Korea	9.8%
		Netherlands	7.8%
		Switzerland	7.2%

C000216231 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	I Class
Trading Symbol	ANVHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Net Assets	$ 608,015,814
Holdings Count | holding	53
Advisory Fees Paid, Amount	$ 620,847
Investment Company, Portfolio Turnover	30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United Kingdom	28.7%
Short-Term Investments	0.6%	France	16.8%
Other Assets and Liabilities	0.7%	South Korea	9.8%
		Netherlands	7.8%
		Switzerland	7.2%

C000216232 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	A Class
Trading Symbol	ANVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$77	1.44%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.44%
Net Assets	$ 608,015,814
Holdings Count | holding	53
Advisory Fees Paid, Amount	$ 620,847
Investment Company, Portfolio Turnover	30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United Kingdom	28.7%
Short-Term Investments	0.6%	France	16.8%
Other Assets and Liabilities	0.7%	South Korea	9.8%
		Netherlands	7.8%
		Switzerland	7.2%

C000216233 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	R Class
Trading Symbol	ANVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$90	1.69%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.69%
Net Assets	$ 608,015,814
Holdings Count | holding	53
Advisory Fees Paid, Amount	$ 620,847
Investment Company, Portfolio Turnover	30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United Kingdom	28.7%
Short-Term Investments	0.6%	France	16.8%
Other Assets and Liabilities	0.7%	South Korea	9.8%
		Netherlands	7.8%
		Switzerland	7.2%

C000216230 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	R6 Class
Trading Symbol	ANVMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$45	0.84%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%
Net Assets	$ 608,015,814
Holdings Count | holding	53
Advisory Fees Paid, Amount	$ 620,847
Investment Company, Portfolio Turnover	30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United Kingdom	28.7%
Short-Term Investments	0.6%	France	16.8%
Other Assets and Liabilities	0.7%	South Korea	9.8%
		Netherlands	7.8%
		Switzerland	7.2%

C000205779 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	G Class
Trading Symbol	ANTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 608,015,814
Holdings Count | holding	53
Advisory Fees Paid, Amount	$ 620,847
Investment Company, Portfolio Turnover	30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.7%	United Kingdom	28.7%
Short-Term Investments	0.6%	France	16.8%
Other Assets and Liabilities	0.7%	South Korea	9.8%
		Netherlands	7.8%
		Switzerland	7.2%